INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Inventory Properties [Line Items]
Total	$ 12,843	$ 11,415
Residential properties under development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,558	2,135
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,895	1,802
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,342	1,869
Industrial products and other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,911	3,113
Other [Member]
Disclosure of Inventory Properties [Line Items]
Total	4,137	2,496
Fuel Inventory [Member]
Disclosure of Inventory Properties [Line Items]
Total	850	731
Office development
Disclosure of Inventory Properties [Line Items]
Total	$ 575	$ 213